Total
Invesco Intermediate Bond Factor Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Intermediate Bond Factor Fund	Class A		Class C	Class R	Class Y	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Intermediate Bond Factor Fund		Class A	Class C	Class R	Class Y	Class R5	Class R6
Management Fees		0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	0.50%	none	none	none
Other Expenses		0.32%	0.32%	0.32%	0.32%	0.16%	0.16%
Total Annual Fund Operating Expenses		0.81%	1.57%	1.07%	0.57%	0.41%	0.41%
Fee Waiver and/or Expense Reimbursement	[1]	0.29%	0.30%	0.30%	0.30%	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.52%	1.27%	0.77%	0.27%	0.27%	0.27%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.52%, 1.27%, 0.77%, 0.27%, 0.27% and 0.27%, respectively, of the Fund's average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Intermediate Bond Factor Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	476	645	828	1,358
Class C	229	466	827	1,637
Class R	79	311	561	1,279
Class Y	28	152	288	685
Class R5	28	118	216	504
Class R6	28	118	216	504

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Invesco Intermediate Bond Factor Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	476	645	828	1,358
Class C	129	466	827	1,637
Class R	79	311	561	1,279
Class Y	28	152	288	685
Class R5	28	118	216	504
Class R6	28	118	216	504

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 301% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities, and in derivatives and other instruments that have economic characteristics similar to such securities.
The kinds of debt securities in which the Fund can invest include investment grade U.S. corporate and government debt obligations (including securities issued or guaranteed by the U.S. Government or its agencies or federally-chartered entities referred to as “instrumentalities” ), as well as mortgage-backed, commercial mortgage-backed and asset-backed securities.  The Fund’s debt investments may include certain restricted securities, including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended.
Under normal market conditions, the Fund will only purchase investment grade debt securities.  “Investment-grade” debt securities are securities rated at or above “BBB-” or “Baa3” by at least one of S&P Global Ratings (S&P) or Moody’s Investors Service (Moody’s), respectively, or that have comparable ratings from other nationally recognized statistical rating organizations (NRSROs) . The Fund may also invest in unrated securities, in which case Invesco Advisers, Inc. (Invesco or the Adviser) may internally assign ratings to certain of those securities, after assessing their credit quality, in investment grade categories similar to those of NRSROs. There can be no assurance, nor is it intended, that the Adviser’s credit analysis is consistent or comparable with the credit analysis process used by an NRSRO.
Although the Fund will only purchase investment grade debt securities (or unrated securities that the Adviser has assessed as investment grade), it may continue to hold a security whose credit has been downgraded or, in the case of an unrated security, after the Adviser has changed its assessment of the security’s quality.  As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment grade, fixed income securities (also known as “junk” bonds) to become significant for an extended period of time.
The Fund seeks to maintain a dollar-weighted average effective portfolio maturity of four to ten years; however, it may purchase securities that have short, intermediate or long maturities.
The Fund may purchase securities of issuers of any market capitalization.
The Fund is managed by Invesco’s Fixed Income Factor Team (FIF).  In selecting securities for the portfolio, the Fund’s portfolio managers and FIF analysts utilize a factor-based strategy that involves systematically targeting securities exhibiting quantifiable issuer characteristics (or “factors”) that FIF believes will have higher returns than other fixed income securities with comparable characteristics over market cycles.  The portfolio managers will consider selling securities that no longer exhibit these factors.  In practice, this means the Fund may have higher allocations to: value bonds (bonds that have high spreads relative to other securities of similar credit quality and/or sector); low volatility bonds (bonds that have lower levels of price volatility); and high carry bonds (bonds with higher absolute yield or spread).  The portfolio managers expect to include additional factors or modify the factors used to build the Fund’s portfolio as they deem appropriate. The portfolio managers will also seek to minimize some of the residual risks associated with the higher allocations to the types of bonds mentioned above (such as duration and sector concentration), including through the use of derivatives, as described below.
The Fund may invest in foreign debt securities, including securities issued by foreign governments or companies in developing and emerging markets, i.e., those that are generally in the early stages of their industrial cycles, but may only invest up to 25% of its net assets in securities denominated in non-U.S. dollar currencies of which no more than 10% may remain unhedged. The portfolio managers may use derivatives to seek to hedge any foreign currency exposure.
The Fund may invest in U.S. agency mortgage pass-through securities and may seek to obtain such exposure primarily through the use of standardized agreements for forward or future delivery in which the actual mortgage pools to be delivered are not specified until shortly prior to settlement (to be announced (TBA) transactions).
The Fund may also use certain types of derivative investments for investment purposes or for hedging, including: options, futures, forward contracts, swaps, “structured” notes and other types of derivatives.
The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities. The Fund can further use swap contracts, including credit default index swaps, to hedge credit risk or take a position on a basket of credit entities; total return swaps, to gain exposure to a reference asset; and volatility swaps to adjust the volatility profile of the Fund.
The Fund can use options, including currency options, to seek alpha (return on investments in excess of the benchmark index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; and options on bond or rate futures to manage interest rate exposure.
The Fund can use futures contracts, including interest rate futures and Treasury futures, to increase or reduce its exposure to interest rate changes. The Fund can also use currency futures to increase or decrease its exposure to foreign currencies. The Fund can engage in foreign currency transactions either on a spot basis (i.e., for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to gain or mitigate the risk of foreign currency exposure.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time the Fund enters into the commitment. No income accrues on such securities until the date the Fund actually takes delivery of the securities.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Intermediate Income Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Fund  and the predecessor fund from year to year as of December 31. For periods prior to February 28, 2020, performance shown is that of the Fund using its previous investment strategy.  Therefore, the past performance shown for periods prior to February 28, 2020 may have differed had the Fund’s current investment strategy been in effect. The performance table compares the Fund’s and the predecessor fund’s performance to that of a broad measure of market performance.
The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Year-to-date	March 31, 2023	3.16%
Best Quarter	March 31, 2019	4.81%
Worst Quarter	March 31, 2022	-6.33%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco Intermediate Bond Factor Fund	1 Year	5 Years		10 Years		Inception Date
Class A	(17.10%)	(1.26%)		1.04%		Aug. 02, 2010
Class C	(14.93%)	(1.18%)		0.85%		Aug. 02, 2010
Class R	(13.56%)	(0.67%)		1.21%		Aug. 02, 2010
Class Y	(13.23%)	(0.12%)		1.74%		Aug. 02, 2010
Class R5	(13.22%)	(0.24%)	[1]	1.55%	[1]	May 24, 2019
Class R6	(13.23%)	(0.11%)		1.86%		Nov. 28, 2012
After Taxes on Distributions | Class A	(18.30%)	(2.52%)		(0.34%)
After Taxes on Distributions and Sale of Fund Shares | Class A	(10.11%)	(1.37%)		0.25%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(13.01%)	0.02%		1.06%
[1]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.